NUVEEN NWQ MULTI-CAP VALUE FUND

SUPPLEMENT DATED AUGUST 5, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

Class R3 shares of Nuveen NWQ Multi-Cap Value Fund are no longer being offered for sale. Any references to Nuveen NWQ Multi-Cap Value Fund Class R3 shares in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-MCVP-0819P

NUVEEN NWQ MULTI-CAP VALUE FUND

SUPPLEMENT DATED AUGUST 5, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2018

Class R3 shares of Nuveen NWQ Multi-Cap Value Fund are no longer being offered for sale. Any references to Nuveen NWQ Multi-Cap Value Fund Class R3 shares in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MCVSAI-0819P